Other income (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ 3	$ (9)
Net gains / (losses) from disposals of investments in associates and joint ventures	163	3
Share of net profits of associates and joint ventures	110	157
Total	276	150
Income from properties	18	10
Net gains / (losses) from properties held for sale	8	(28)
Income from shared services provided to UBS Group AG or its subsidiaries	300	322
Other	(22)	(23)
Total other income	$ 580	432
Swisscard
Associates, joint ventures and subsidiaries
Share of net profits of associates and joint ventures		64
Proportion of ownership interest in joint venture	50.00%
Select Portfolio Servicing
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries		$ (11)